INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets
	2018	2017
U.S. operations loss carry forward and state at statutory rate of 40%	$4,011,363	$3,068,992
Less valuation allowance	4,011,363	3,068,992
Net deferred tax assets	-	-
Change in valuation allowance	$4,011,363	$3,068,992

Income tax reconciliation
	2018	2017
Federal statutory rate	-21.0%	-21.0%
State income tax rate	-6.0%	-6.0%
Change in valuation allowance	27.0%	27.0%
Effective tax rate	0.0%	0.0%